Marketable Securities And Other Investments (Maturities Of Debt Securities Classified As Held-To-Maturity) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Schedule of Investments [Line Items]
Due within 1 year, Carrying Amount	¥ 2,212	¥ 69,999
Due after 1 year through 5 years, Carrying Amount	2,519	3,217
Due after 5 years through 10 years, Carrying Amount	939	1,033
Due after 10 years, Carrying Amount	475	402
Total Carrying Amount	6,145	74,651
Due within 1 year, Fair value	2,212	69,999
Due after 1 year through 5 years, Fair value	2,531	3,238
Due after 5 years through 10 years, Fair value	939	1,033
Due after 10 years, Fair value	487	414
Held-to-maturity, Fair value	¥ 6,169	¥ 74,684